Provisions - Summary of Changes in greenhouse gas emissions rights (Parenthetical) (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) kT	Dec. 31, 2024 KRW (₩)
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Estimated greenhouse gas emission | kT	11,401
other intangible assets	₩ 1,001,295	₩ 1,046,918
Greenhouse gas emissions rights
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
other intangible assets	₩ 108,300	₩ 135,534